Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	March 31,
	2018	2019

Value added tax recoverable	$419	$322
Rental and utility deposit	19	20
Advance to suppliers	243	220
Prepayment	520	526
Coupon and dividend receivable	176	109
Others	890	809
	$2,267	$2,006